Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from July 1 to August 28, 2026, the Mexican Government has made contributions to Petróleos Mexicanos, through the Ministry of Energy in the amount of Ps.35,662,065 to provide financial support to PEMEX as follows:

Date	Strengthening of financial position
July 17,	Ps.	34,398,906
August 28,	1,263,159
Total	35,662,065